Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Total Return Bond Fund | Class R5
Prospectus:
Trading Symbol	MSPSX
MassMutual Total Return Bond Fund | Service Class
Prospectus:
Trading Symbol	MSPHX
MassMutual Total Return Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSPLX
MassMutual Total Return Bond Fund | Class R4
Prospectus:
Trading Symbol	MSPGX
MassMutual Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MSPNX
MassMutual Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MSPZX
MassMutual Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MPTRX
MassMutual Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	MSBAX
MassMutual Strategic Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSBLX
MassMutual Strategic Bond Fund | Class R3
Prospectus:
Trading Symbol	MSBNX
MassMutual Strategic Bond Fund | Class R5
Prospectus:
Trading Symbol	MBSSX
MassMutual Strategic Bond Fund | Service Class
Prospectus:
Trading Symbol	MBSYX
MassMutual Strategic Bond Fund | Class I
Prospectus:
Trading Symbol	MSBZX
MassMutual Strategic Bond Fund | Class R4
Prospectus:
Trading Symbol	MSBRX
MassMutual Select BlackRock Global Allocation Fund | Class R5
Prospectus:
Trading Symbol	MGSSX
MassMutual Select BlackRock Global Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MGSLX
MassMutual Select BlackRock Global Allocation Fund | Class A
Prospectus:
Trading Symbol	MGJAX
MassMutual Select BlackRock Global Allocation Fund | Service Class
Prospectus:
Trading Symbol	MGSYX
MassMutual Select BlackRock Global Allocation Fund | Class I
Prospectus:
Trading Symbol	MGJIX
MassMutual Select BlackRock Global Allocation Fund | Class R4
Prospectus:
Trading Symbol	MGJFX
MassMutual Select BlackRock Global Allocation Fund | Class R3
Prospectus:
Trading Symbol	MGJRX
MassMutual Diversified Value Fund | Class A
Prospectus:
Trading Symbol	MDDAX
MassMutual Diversified Value Fund | Administrative Class
Prospectus:
Trading Symbol	MDDLX
MassMutual Diversified Value Fund | Class R3
Prospectus:
Trading Symbol	MDVNX
MassMutual Diversified Value Fund | Class R5
Prospectus:
Trading Symbol	MDVSX
MassMutual Diversified Value Fund | Service Class
Prospectus:
Trading Symbol	MDVYX
MassMutual Diversified Value Fund | Class I
Prospectus:
Trading Symbol	MDDIX
MassMutual Diversified Value Fund | Class R4
Prospectus:
Trading Symbol	MDDRX
MassMutual Fundamental Value Fund | Class A
Prospectus:
Trading Symbol	MFUAX
MassMutual Fundamental Value Fund | Administrative Class
Prospectus:
Trading Symbol	MFULX
MassMutual Fundamental Value Fund | Class R3
Prospectus:
Trading Symbol	MFUNX
MassMutual Fundamental Value Fund | Class R5
Prospectus:
Trading Symbol	MVUSX
MassMutual Fundamental Value Fund | Service Class
Prospectus:
Trading Symbol	MFUYX
MassMutual Fundamental Value Fund | Class I
Prospectus:
Trading Symbol	MFUZX
MassMutual Fundamental Value Fund | Class R4
Prospectus:
Trading Symbol	MFUFX
MM S&P 500 Index Fund | Class R4
Prospectus:
Trading Symbol	MIEAX
MM S&P 500 Index Fund | Class R3
Prospectus:
Trading Symbol	MMINX
MM S&P 500 Index Fund | Service Class
Prospectus:
Trading Symbol	MMIEX
MM S&P 500 Index Fund | Administrative Class
Prospectus:
Trading Symbol	MIEYX
MM S&P 500 Index Fund | Class R5
Prospectus:
Trading Symbol	MIEZX
MM S&P 500 Index Fund | Class I
Prospectus:
Trading Symbol	MMIZX
MM S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	MMFFX
MassMutual Equity Opportunities Fund | Class A
Prospectus:
Trading Symbol	MFVAX
MassMutual Equity Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MMFVX
MassMutual Equity Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MFVNX
MassMutual Equity Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MFVSX
MassMutual Equity Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MMFYX
MassMutual Equity Opportunities Fund | Class I
Prospectus:
Trading Symbol	MFVZX
MassMutual Equity Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MFVFX
MassMutual Fundamental Growth Fund | Class A
Prospectus:
Trading Symbol	MOTAX
MassMutual Fundamental Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MOTLX
MassMutual Fundamental Growth Fund | Class R3
Prospectus:
Trading Symbol	MOTNX
MassMutual Fundamental Growth Fund | Class R5
Prospectus:
Trading Symbol	MOTCX
MassMutual Fundamental Growth Fund | Service Class
Prospectus:
Trading Symbol	MOTYX
MassMutual Fundamental Growth Fund | Class R4
Prospectus:
Trading Symbol	MFGFX
MassMutual Fundamental Growth Fund | Class I
Prospectus:
Trading Symbol	MOTZX
MassMutual Blue Chip Growth Fund | Class A
Prospectus:
Trading Symbol	MBCGX
MassMutual Blue Chip Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MBCLX
MassMutual Blue Chip Growth Fund | Class R3
Prospectus:
Trading Symbol	MBCNX
MassMutual Blue Chip Growth Fund | Class R5
Prospectus:
Trading Symbol	MBCSX
MassMutual Blue Chip Growth Fund | Service Class
Prospectus:
Trading Symbol	MBCYX
MassMutual Blue Chip Growth Fund | Class I
Prospectus:
Trading Symbol	MBCZX
MassMutual Blue Chip Growth Fund | Class R4
Prospectus:
Trading Symbol	MBGFX
MassMutual Growth Opportunities Fund | Class A
Prospectus:
Trading Symbol	MMAAX
MassMutual Growth Opportunities Fund | Administrative Class
Prospectus:
Trading Symbol	MAGLX
MassMutual Growth Opportunities Fund | Class R3
Prospectus:
Trading Symbol	MMANX
MassMutual Growth Opportunities Fund | Class R5
Prospectus:
Trading Symbol	MGRSX
MassMutual Growth Opportunities Fund | Service Class
Prospectus:
Trading Symbol	MAGYX
MassMutual Growth Opportunities Fund | Class I
Prospectus:
Trading Symbol	MMAZX
MassMutual Growth Opportunities Fund | Class R4
Prospectus:
Trading Symbol	MMGFX
MassMutual Mid Cap Value Fund | Class A
Prospectus:
Trading Symbol	MLUAX
MassMutual Mid Cap Value Fund | Administrative Class
Prospectus:
Trading Symbol	MLULX
MassMutual Mid Cap Value Fund | Class R3
Prospectus:
Trading Symbol	MLUNX
MassMutual Mid Cap Value Fund | Class R5
Prospectus:
Trading Symbol	MLUSX
MassMutual Mid Cap Value Fund | Service Class
Prospectus:
Trading Symbol	MLUYX
MassMutual Mid Cap Value Fund | Class I
Prospectus:
Trading Symbol	MLUZX
MassMutual Mid Cap Value Fund | Class R4
Prospectus:
Trading Symbol	MLUFX
MassMutual Small Cap Value Equity Fund | Service Class
Prospectus:
Trading Symbol	MMQYX
MassMutual Small Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	MMQAX
MassMutual Small Cap Value Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MMQLX
MassMutual Small Cap Value Equity Fund | Class R5
Prospectus:
Trading Symbol	MMQSX
MassMutual Small Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	MMQIX
MassMutual Small Cap Value Equity Fund | Class R4
Prospectus:
Trading Symbol	MMQFX
MassMutual Small Cap Value Equity Fund | Class R3
Prospectus:
Trading Symbol	MMQTX
MassMutual Small Company Value Fund | Class A
Prospectus:
Trading Symbol	MMYAX
MassMutual Small Company Value Fund | Administrative Class
Prospectus:
Trading Symbol	MMYLX
MassMutual Small Company Value Fund | Class R3
Prospectus:
Trading Symbol	MSVNX
MassMutual Small Company Value Fund | Class R5
Prospectus:
Trading Symbol	MSVSX
MassMutual Small Company Value Fund | Service Class
Prospectus:
Trading Symbol	MMVYX
MassMutual Small Company Value Fund | Class I
Prospectus:
Trading Symbol	MSVZX
MassMutual Small Company Value Fund | Class R4
Prospectus:
Trading Symbol	MMVFX
MM S&P Mid Cap Index Fund | Service Class
Prospectus:
Trading Symbol	MDKSX
MM S&P Mid Cap Index Fund | Administrative Class
Prospectus:
Trading Symbol	MDKYX
MM S&P Mid Cap Index Fund | Class A
Prospectus:
Trading Symbol	MDKAX
MM S&P Mid Cap Index Fund | Class I
Prospectus:
Trading Symbol	MDKZX
MM S&P Mid Cap Index Fund | Class R5
Prospectus:
Trading Symbol	MDKIX
MM S&P Mid Cap Index Fund | Class R4
Prospectus:
Trading Symbol	MDKFX
MM S&P Mid Cap Index Fund | Class R3
Prospectus:
Trading Symbol	MDKTX
MM Russell 2000 Small Cap Index Fund | Class A
Prospectus:
Trading Symbol	MCJAX
MM Russell 2000 Small Cap Index Fund | Class I
Prospectus:
Trading Symbol	MCJZX
MM Russell 2000 Small Cap Index Fund | Class R5
Prospectus:
Trading Symbol	MCJIX
MM Russell 2000 Small Cap Index Fund | Service Class
Prospectus:
Trading Symbol	MCJSX
MM Russell 2000 Small Cap Index Fund | Administrative Class
Prospectus:
Trading Symbol	MCJYX
MM Russell 2000 Small Cap Index Fund | Class R4
Prospectus:
Trading Symbol	MCJFX
MM Russell 2000 Small Cap Index Fund | Class R3
Prospectus:
Trading Symbol	MCJTX
MassMutual Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MEFAX
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MMELX
MassMutual Mid Cap Growth Fund | Class R3
Prospectus:
Trading Symbol	MEFNX
MassMutual Mid Cap Growth Fund | Class R5
Prospectus:
Trading Symbol	MGRFX
MassMutual Mid Cap Growth Fund | Service Class
Prospectus:
Trading Symbol	MEFYX
MassMutual Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MEFZX
MassMutual Mid Cap Growth Fund | Class R4
Prospectus:
Trading Symbol	MEFFX
MassMutual Small Cap Growth Equity Fund | Class A
Prospectus:
Trading Symbol	MMGEX
MassMutual Small Cap Growth Equity Fund | Administrative Class
Prospectus:
Trading Symbol	MSGLX
MassMutual Small Cap Growth Equity Fund | Class R3
Prospectus:
Trading Symbol	MSGNX
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus:
Trading Symbol	MSGSX
MassMutual Small Cap Growth Equity Fund | Service Class
Prospectus:
Trading Symbol	MSCYX
MassMutual Small Cap Growth Equity Fund | Class I
Prospectus:
Trading Symbol	MSGZX
MassMutual Small Cap Growth Equity Fund | Class R4
Prospectus:
Trading Symbol	MSERX
MM MSCI EAFE International Index Fund | Service Class
Prospectus:
Trading Symbol	MKRSX
MM MSCI EAFE International Index Fund | Administrative Class
Prospectus:
Trading Symbol	MKRYX
MM MSCI EAFE International Index Fund | Class A
Prospectus:
Trading Symbol	MKRAX
MM MSCI EAFE International Index Fund | Class I
Prospectus:
Trading Symbol	MKRZX
MM MSCI EAFE International Index Fund | Class R5
Prospectus:
Trading Symbol	MKRIX
MM MSCI EAFE International Index Fund | Class R4
Prospectus:
Trading Symbol	MKRFX
MM MSCI EAFE International Index Fund | Class R3
Prospectus:
Trading Symbol	MKRTX
MassMutual Overseas Fund | Class A
Prospectus:
Trading Symbol	MOSAX
MassMutual Overseas Fund | Administrative Class
Prospectus:
Trading Symbol	MOSLX
MassMutual Overseas Fund | Class R3
Prospectus:
Trading Symbol	MOSNX
MassMutual Overseas Fund | Class R5
Prospectus:
Trading Symbol	MOSSX
MassMutual Overseas Fund | Service Class
Prospectus:
Trading Symbol	MOSYX
MassMutual Overseas Fund | Class I
Prospectus:
Trading Symbol	MOSZX
MassMutual Overseas Fund | Class R4
Prospectus:
Trading Symbol	MOSFX
MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus:
Trading Symbol	MMIUX
MassMutual 20/80 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRCSX
MassMutual 20/80 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRCYX
MassMutual 20/80 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRCLX
MassMutual 20/80 Allocation Fund | Class A
Prospectus:
Trading Symbol	MCTAX
MassMutual 20/80 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRCUX
MassMutual 20/80 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRCZX
MassMutual 20/80 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRCVX
MassMutual 40/60 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MROSX
MassMutual 40/60 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRMYX
MassMutual 40/60 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRMLX
MassMutual 40/60 Allocation Fund | Class A
Prospectus:
Trading Symbol	MRMAX
MassMutual 40/60 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRMUX
MassMutual 40/60 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRMZX
MassMutual 40/60 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRMTX
MassMutual 60/40 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MROYX
MassMutual 60/40 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRSLX
MassMutual 60/40 Allocation Fund | Class A
Prospectus:
Trading Symbol	MOGAX
MassMutual 60/40 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRSSX
MassMutual 60/40 Allocation Fund | Class I
Prospectus:
Trading Symbol	MROUX
MassMutual 60/40 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MROZX
MassMutual 60/40 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MROTX
MassMutual 80/20 Allocation Fund | Class R3
Prospectus:
Trading Symbol	MRGVX
MassMutual 80/20 Allocation Fund | Class R5
Prospectus:
Trading Symbol	MRRSX
MassMutual 80/20 Allocation Fund | Service Class
Prospectus:
Trading Symbol	MRGYX
MassMutual 80/20 Allocation Fund | Administrative Class
Prospectus:
Trading Symbol	MRGLX
MassMutual 80/20 Allocation Fund | Class A
Prospectus:
Trading Symbol	MRRAX
MassMutual 80/20 Allocation Fund | Class I
Prospectus:
Trading Symbol	MRGUX
MassMutual 80/20 Allocation Fund | Class R4
Prospectus:
Trading Symbol	MRGZX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class A
Prospectus:
Trading Symbol	MRDAX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class R3
Prospectus:
Trading Symbol	MDRNX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Service Class
Prospectus:
Trading Symbol	MDRSX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Administrative Class
Prospectus:
Trading Symbol	MDRYX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class I
Prospectus:
Trading Symbol	MDRVX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class R5
Prospectus:
Trading Symbol	MDRTX
MassMutual RetireSMART by JPMorgan In Retirement Fund | Class R4
Prospectus:
Trading Symbol	MDRZX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class A
Prospectus:
Trading Symbol	MRTAX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class R3
Prospectus:
Trading Symbol	MRTNX
MassMutual RetireSMART by JPMorgan 2020 Fund | Service Class
Prospectus:
Trading Symbol	MRTSX
MassMutual RetireSMART by JPMorgan 2020 Fund | Administrative Class
Prospectus:
Trading Symbol	MRTYX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class I
Prospectus:
Trading Symbol	MRTDX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class R5
Prospectus:
Trading Symbol	MRTBX
MassMutual RetireSMART by JPMorgan 2020 Fund | Class R4
Prospectus:
Trading Symbol	MRTHX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class A
Prospectus:
Trading Symbol	MMSDX
MassMutual RetireSMART by JPMorgan 2025 Fund | Service Class
Prospectus:
Trading Symbol	MMISX
MassMutual RetireSMART by JPMorgan 2025 Fund | Administrative Class
Prospectus:
Trading Symbol	MMIYX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class I
Prospectus:
Trading Symbol	MMNUX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class R5
Prospectus:
Trading Symbol	MMNTX
MassMutual RetireSMART by JPMorgan 2025 Fund | ClassR4
Prospectus:
Trading Symbol	MMNZX
MassMutual RetireSMART by JPMorgan 2025 Fund | Class R3
Prospectus:
Trading Symbol	MMNRX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class A
Prospectus:
Trading Symbol	MRYAX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class R3
Prospectus:
Trading Symbol	MRYNX
MassMutual RetireSMART by JPMorgan 2030 Fund | Service Class
Prospectus:
Trading Symbol	MRYSX
MassMutual RetireSMART by JPMorgan 2030 Fund | Administrative Class
Prospectus:
Trading Symbol	MRYYX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class I
Prospectus:
Trading Symbol	MRYUX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class R5
Prospectus:
Trading Symbol	MRYTX
MassMutual RetireSMART by JPMorgan 2030 Fund | Class R4
Prospectus:
Trading Symbol	MRYZX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class A
Prospectus:
Trading Symbol	MMXAX
MassMutual RetireSMART by JPMorgan 2035 Fund | Service Class
Prospectus:
Trading Symbol	MMXSX
MassMutual RetireSMART by JPMorgan 2035 Fund | Administrative Class
Prospectus:
Trading Symbol	MMXYX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class I
Prospectus:
Trading Symbol	MMXUX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class R5
Prospectus:
Trading Symbol	MMXTX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class R4
Prospectus:
Trading Symbol	MMXZX
MassMutual RetireSMART by JPMorgan 2035 Fund | Class R3
Prospectus:
Trading Symbol	MMXNX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class A
Prospectus:
Trading Symbol	MRFAX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class R3
Prospectus:
Trading Symbol	MFRNX
MassMutual RetireSMART by JPMorgan 2040 Fund | Service Class
Prospectus:
Trading Symbol	MFRSX
MassMutual RetireSMART by JPMorgan 2040 Fund | Administrative Class
Prospectus:
Trading Symbol	MRFYX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class I
Prospectus:
Trading Symbol	MRFUX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class R5
Prospectus:
Trading Symbol	MRFTX
MassMutual RetireSMART by JPMorgan 2040 Fund | Class R4
Prospectus:
Trading Symbol	MRFZX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class A
Prospectus:
Trading Symbol	MMKAX
MassMutual RetireSMART by JPMorgan 2045 Fund | Service Class
Prospectus:
Trading Symbol	MMKSX
MassMutual RetireSMART by JPMorgan 2045 Fund | Administrative Class
Prospectus:
Trading Symbol	MMKYX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class I
Prospectus:
Trading Symbol	MMKUX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class R5
Prospectus:
Trading Symbol	MMKTX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class R4
Prospectus:
Trading Symbol	MMKZX
MassMutual RetireSMART by JPMorgan 2045 Fund | Class R3
Prospectus:
Trading Symbol	MMKNX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class R3
Prospectus:
Trading Symbol	MMRNX
MassMutual RetireSMART by JPMorgan 2050 Fund | Service Class
Prospectus:
Trading Symbol	MMTSX
MassMutual RetireSMART by JPMorgan 2050 Fund | Administrative Class
Prospectus:
Trading Symbol	MMRYX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class A
Prospectus:
Trading Symbol	MMARX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class I
Prospectus:
Trading Symbol	MMRUX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class R5
Prospectus:
Trading Symbol	MMRTX
MassMutual RetireSMART by JPMorgan 2050 Fund | Class R4
Prospectus:
Trading Symbol	MMRZX
MassMutual RetireSMART by JPMorgan 2055 Fund | Service Class
Prospectus:
Trading Symbol	MMWSX
MassMutual RetireSMART by JPMorgan 2055 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWYX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class A
Prospectus:
Trading Symbol	MMWAX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class I
Prospectus:
Trading Symbol	MMWZX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class R5
Prospectus:
Trading Symbol	MMWUX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class R4
Prospectus:
Trading Symbol	MMWEX
MassMutual RetireSMART by JPMorgan 2055 Fund | Class R3
Prospectus:
Trading Symbol	MMWTX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class I
Prospectus:
Trading Symbol	MMWIX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class R5
Prospectus:
Trading Symbol	MMWHX
MassMutual RetireSMART by JPMorgan 2060 Fund | Service Class
Prospectus:
Trading Symbol	MMWGX
MassMutual RetireSMART by JPMorgan 2060 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWFX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class A
Prospectus:
Trading Symbol	MMWDX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class R4
Prospectus:
Trading Symbol	MMWCX
MassMutual RetireSMART by JPMorgan 2060 Fund | Class R3
Prospectus:
Trading Symbol	MMWBX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus:
Trading Symbol	MMBVX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus:
Trading Symbol	MMBWX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus:
Trading Symbol	MMBYX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus:
Trading Symbol	MMBZX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus:
Trading Symbol	MMFBX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus:
Trading Symbol	MMFDX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus:
Trading Symbol	MMFEX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus:
Trading Symbol	MMFGX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus:
Trading Symbol	MMXCX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus:
Trading Symbol	MMXDX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus:
Trading Symbol	MMXEX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus:
Trading Symbol	MMXBX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus:
Trading Symbol	MMFHX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus:
Trading Symbol	MMFJX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus:
Trading Symbol	MMFKX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus:
Trading Symbol	MMFLX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus:
Trading Symbol	MMTWX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus:
Trading Symbol	MMTTX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus:
Trading Symbol	MMTUX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus:
Trading Symbol	MMTVX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus:
Trading Symbol	MMTFX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus:
Trading Symbol	MMTGX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus:
Trading Symbol	MMTHX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus:
Trading Symbol	MMTIX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus:
Trading Symbol	MMTRX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus:
Trading Symbol	MMTOX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus:
Trading Symbol	MMTPX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus:
Trading Symbol	MMTQX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus:
Trading Symbol	MMTJX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus:
Trading Symbol	MMTKX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus:
Trading Symbol	MMTLX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus:
Trading Symbol	MMTMX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus:
Trading Symbol	MMFOX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus:
Trading Symbol	MMFPX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus:
Trading Symbol	MMFQX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus:
Trading Symbol	MMFRX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus:
Trading Symbol	MMFTX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus:
Trading Symbol	MMFUX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus:
Trading Symbol	MMFWX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus:
Trading Symbol	MMFZX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus:
Trading Symbol	MMDDX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus:
Trading Symbol	MMDFX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus:
Trading Symbol	MMDGX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus:
Trading Symbol	MMDHX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus:
Trading Symbol	MMDJX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus:
Trading Symbol	MMDKX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus:
Trading Symbol	MMDMX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus:
Trading Symbol	MMDOX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus:
Trading Symbol	MMSKX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus:
Trading Symbol	MMSOX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
Prospectus:
Trading Symbol	MMSGX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
Prospectus:
Trading Symbol	MMSVX
MM Equity Asset Fund | Class I
Prospectus:
Trading Symbol	MSEJX
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus:
Trading Symbol	MMBEX
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Class I
Prospectus:
Trading Symbol	MMEMX
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMLRX
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund | Class I
Prospectus:
Trading Symbol	MMLDX
MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus:
Trading Symbol	MMRFX
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMBUX
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund | Class I
Prospectus:
Trading Symbol	MMUTX